Cover	Oct. 31, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2026
Entity File Number	001-42650
Entity Registrant Name	RENATUS TACTICAL ACQUISITION CORP I
Entity Central Index Key	0002035173
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1825 Ponce de Leon Blvd
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	645
Local Phone Number	201-8586
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	RTACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the units
Trading Symbol	RTAC
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RTACW
Security Exchange Name	NASDAQ